Issued capital	12 Months Ended
Jun. 30, 2023
Issued capital.
Issued capital

17.Issued capital

	June 30,
	2023	2022

	(In thousands of US Dollars)
25,129,140 fully paid ordinary shares	2,354	2,354

Ordinary shareholders participate in dividends and the proceeds on winding up of the parent entity in proportion to the number of shares held. The ordinary shares have no par value. The Company does not have a limited amount of authorised capital.

		Total
		(In thousands of
	Number of shares	US Dollars)
Opening balance as of July 1, 2021	25,129,140	2,354
Ordinary shares issued during the year	—	—
Closing balance as of June 30, 2022	25,129,140	2,354
Ordinary shares issued during the year	—	—
Closing balance as of June 30, 2023	25,129,140	2,354

During the year ended June 30, 2021, Vast issued 25,000,000 ordinary shares at $AUD 0.01 per share to AgCentral, totalling to $AUD 0.25 million, along with Convertible Note 5. Refer to Note 11a — Borrowings — Convertible notes for further details. During the year ended June 30, 2023, under a tripartite novation deed, AgCentral Pty Ltd novated the totality of its ordinary shares to AgCentral Energy Pty Ltd.